REDEEMABLE CONVERTIBLE PREFERRED STOCK - Common Stock (Details) - USD ($)	Dec. 31, 2022	Dec. 06, 2022	Dec. 31, 2021
Common Stock
Par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Shares Authorized	100,000,000		36,038,535
Shares issued	16,041,464	16,041,464	24,566,386
Shares outstanding	16,041,464	16,041,464	24,566,386
Liquidation Amount			$ 7,525,810
Series A
Common Stock
Shares Authorized			30,415,100
Shares issued			20,179,645
Shares outstanding			20,179,645
Liquidation Amount			$ 5,355,678
Series B
Common Stock
Shares Authorized			1,675,600
Shares issued			1,673,092
Shares outstanding			1,673,092
Liquidation Amount			$ 977,755
Series C
Common Stock
Par value per share	$ 0.0001
Shares Authorized			3,947,835
Shares issued			2,713,649
Shares outstanding			2,713,649
Liquidation Amount			$ 1,192,377